Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation

13. Taxation

(a) Value-added tax (“VAT”)

The Group’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries incorporated in China are subject to statutory VAT rate of 6% for services rendered and 13% for products sales.

The Group is also subject to urban construction tax at the rate of 7% or 5% or 1%, education surcharges at the rate of 3%, local education surcharges at the rate of 2% and other surcharges on VAT payments to the tax authorities according to PRC tax law, which are recorded in the cost of revenues in the consolidated statements of comprehensive income/(loss).

13. Taxation (Continued)

(b) Income tax

Composition of income tax

The following table presents the composition of income tax expenses/ (benefits) for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	19,579	3,838	15,440
Deferred tax expenses/(benefits)	1,652	(24,803)	(33,515)
Income tax expenses/(benefits)	21,231	(20,965)	(18,075)

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax rate for 2017. Under the current Hong Kong Inland Revenue Ordinance, from the year of assessment 2018/2019 onwards, the subsidiaries in Hong Kong are subject to profits tax at the rate of 8.25% on assessable profits up to HK$2,000, and 16.5% on any part of assessable profits over HK$2,000. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

Under the PRC Enterprise Income Tax Law, or EIT Law, the standard enterprise income tax rate (“EIT rate”) is 25%. Entities qualifying as High and New Technology Enterprises (“HNTEs”) enjoy a preferential tax rate of 15% subject to a requirement that they re-apply for HNTE status every three years.

So-Young Wanwei was entitled as HNTE in 2018 and eligible for a preferential EIT rate of 15%, for the three-year period from 2018 to 2020 and extended to additional three-year period from 2021 to 2023, so long as it meets the HNTE criteria, however, as So-Young Wanwei qualified as “Software Company”, hence to enjoy income tax rate of 0% for the two-year period from 2019 to 2020, and enjoys income tax rate of 12.5% for the three-year period from 2021 to 2023.

Wuhan Miracle were entitled as HNTE in 2023 and eligible for a preferential EIT rate of 15%, for the three-year period from 2023 to 2025.

All other PRC incorporated entities of the Group were subject to a 25% income tax rate for all the years presented.

In general, all of the tax returns of the Company’s PRC entities in China remain subject to examination by the tax authorities for up to five years from the date of filing. The Company may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

13. Taxation (Continued)

(b) Income tax (continued)

China (continued)

In 2021, 2022 and 2023, the Company did not record any dividend withholding tax on the retained earnings of its FIE in the Chinese mainland, as the Company intended to reinvest all earnings in the Chinese /mainland to further expand its business in the Chinese mainland, and its FIEs did not intend to declare dividends on the retained earnings to their immediate foreign holding companies. As of December 31, 2023, the retained earnings of PRC subsidiaries including VIEs amounted to approximately RMB348.1 million.

The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s income tax expenses/(benefits) for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income tax (expenses)/benefits at PRC statutory income tax rate-25%	(4,101)	(21,767)	1,967
Permanent differences (1)	5,412	(3,899)	(31,403)
Tax rate difference from tax holiday and statutory rate in other jurisdictions, tax refund and others	5,701	3,413	7,059
Change in valuation allowance	14,219	1,288	4,302
Income tax expenses/(benefits)	21,231	(20,965)	(18,075)
(1)	The permanent differences mainly consisted of additional deduction for research and development expenditures, non-deductible expenses and gains on disposal of Leya.

The per share effect of the tax holidays are as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net loss per ordinary share effect-basic	(0.07)	(0.21)	(0.03)
Net loss per ordinary share effect-diluted	(0.07)	(0.21)	(0.03)

13. Taxation (Continued)

(c) Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	39,287	17,643
Payroll and expense accrued	3,551	2,342
Net operating tax loss carry forwards	47,288	86,460
Loss on equity investment	5,756	8,937
Impairment of long-term investments	5,493	5,574
Provision of allowance for expected credit loss	7,534	9,795
Impairment of long-lived assets	5,148	1,219
Operating lease liabilities	10,993	22,168
Others	1,897	1,581
Valuation allowance	(51,215)	(55,517)
Total deferred tax assets, net	75,732	100,202

Deferred tax liabilities
Assets arisen from business combination and assets acquisition	30,993	25,082
Operating lease right-of-use assets	10,993	22,493
Total deferred tax liabilities	41,986	47,575

Presentation in the consolidated balance sheets after net off:
Deferred tax assets	64,739	78,034
Deferred tax liabilities	30,993	25,082

All deferred tax assets and liabilities within a single tax jurisdiction are offset and presented as a single amount in accordance with ASC 740-10-45-6 “Income Taxes - Overall - Other Presentation Matters.” The Group has classified all deferred tax assets and liabilities as non-current items on its consolidated balance sheet as of December 31, 2022 and 2023.

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1,	(35,708)	(49,927)	(51,215)
Change of valuation allowance	(14,219)	(1,288)	(4,302)
Balance as of December 31,	(49,927)	(51,215)	(55,517)

The increase of valuation allowance in 2021 was mainly related to deferred tax assets recognized from impairment losses of long-term investment and intangible asset, as the Group did not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets is more likely than not to be realized.

The increase of valuation allowance in 2022 was mainly related to deferred tax assets recognized from the losses of long-term investment, the Group did not believe that sufficient positive evidence exists to conclude that the recoverability off deferred tax assets is more likely than not to be realized.

13. Taxation (Continued)

(c) Deferred tax assets and liabilities (Continued)

The increase of valuation allowance in 2023 was mainly related to deferred tax assets recognized from net operating tax loss carry forwards of Beijing So-Young Souyang Investment and Management Co., Ltd., as the Group did not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets is more likely than not to be realized.

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain entity’s expiration period for tax losses has been extended from five years to ten years due to new tax legislation released in 2018. As of December 31, 2023, certain entities of the Group had net operating tax loss carry forwards, if not utilized, would expire as follows:

RMB
Loss expiring in 2024	7,849
Loss expiring in 2025	9,979
Loss expiring in 2026	14,200
Loss expiring in 2027	26,579
Loss expiring in 2028 and thereafter	448,720
Total	507,327

13. Taxation (Continued)

(d) Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

To the extent that subsidiaries and the VIE and subsidiaries of the VIE of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. The Company did not provide for foreign withholding taxes on the undistributed earnings of foreign subsidiaries during the years presented on the basis of its intent to permanently reinvest its foreign subsidiaries’ earnings.